Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 0	$ 0
Mortgage and Other Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	177,592,000
Other Assets [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 3,083,000	$ 2,253,000